UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tracer Capital Management L.P.
Address: 540 Madison Avenue
         21st Floor
         New York, NY  10022

13F File Number:  28-11142

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Tom Perrone
Title:     Chief Financial Officer
Phone:     (212) 419-4254

Signature, Place, and Date of Signing:

     Tom Perrone     New York, NY     August 14, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     45

Form13F Information Table Value Total:     $1,087,080 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
8X8 INC NEW                    COM              282914100     1246  1271136 SH       SOLE                  1271136        0        0
ACCENTURE LTD BERMUDA          CL A             G1150G111     7080   250000 SH       SOLE                   250000        0        0
ALADDIN KNOWLEDGE SYS LTD      ORD              M0392N101    22801  1120434 SH       SOLE                  1120434        0        0
AUDIBLE INC                    COM NEW          05069A302     8998   989865 SH       SOLE                   989865        0        0
AUDIOVOX CORP                  CL A             050757103    11372   832516 SH       SOLE                   832516        0        0
BLUE NILE INC                  COM              09578R103      322    10000 SH       SOLE                    10000        0        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109    15002   699400 SH       SOLE                   699400        0        0
CHINA TECHFAITH WIRLS COMM T   SPONSORED ADR    169424108    11447   775000 SH       SOLE                   775000        0        0
COMVERSE TECHNOLOGY INC        COM PAR $0.10    205862402    32621  1650000 SH       SOLE                  1650000        0        0
CROSS CTRY HEALTHCARE INC      COM              227483104    19100  1050000 SH       SOLE                  1050000        0        0
DIGITAL RIV INC                COM              25388B104     1616    40000 SH       SOLE                    40000        0        0
DOLBY LABORATORIES INC         COM              25659T107    41525  1782200 SH       SOLE                  1782200        0        0
E TRADE FINANCIAL CORP         COM              269246104    34150  1496507 SH       SOLE                  1496507        0        0
ESCALA GROUP INC               COM              29605W107     1397   298509 SH       SOLE                   298509        0        0
GENESIS MICROCHIP INC DEL      COM              37184C103     2725   235740 SH       SOLE                   235740        0        0
GEVITY HR INC                  COM              374393106    39204  1476606 SH       SOLE                  1476606        0        0
GLOBAL CROSSING LTD            SHS NEW          G3921A175     4644   261361 SH       SOLE                   261361        0        0
GOOGLE INC                     CL A             38259P508    20967    50000 SH       SOLE                    50000        0        0
GREENFIELD ONLINE INC          COM              395150105      626    84500 SH       SOLE                    84500        0        0
INFOSPACE INC                  COM NEW          45678T201     6801   300000 SH       SOLE                   300000        0        0
INPHONIC INC                   COM              45772G105     1069   169690 SH       SOLE                   169690        0        0
J2 GLOBAL COMMUNICATIONS INC   COM NEW          46626E205    60817  1948000 SH       SOLE                  1948000        0        0
LEVEL 3 COMMUNICATIONS INC     COM              52729N100     3140   707180 SH       SOLE                   707180        0        0
MARVELL TECHNOLOGY GROUP LTD   ORD              G5876H105    34356   775000 SH       SOLE                   775000        0        0
MAXIM INTEGRATED PRODS INC     COM              57772K101    53784  1675000 SH       SOLE                  1675000        0        0
MERCURY INTERACTIVE CORP       COM              589405109    63208  1807500 SH       SOLE                  1807500        0        0
MICROSOFT CORP                 COM              594918104      250    50000     CALL SOLE                    50000        0        0
MOBILE TELESYSTEMS OJSC        SPONSORED ADR    607409109    35328  1200000 SH       SOLE                  1200000        0        0
MOTOROLA INC                   COM              620076109    62969  3125000 SH       SOLE                  3125000        0        0
NAVARRE CORP                   COM              639208107     4856   975123 SH       SOLE                   975123        0        0
NCR CORP NEW                   COM              62886E108    32243   880000 SH       SOLE                   880000        0        0
NEOWARE INC                    COM              64065P102     6882   560000 SH       SOLE                   560000        0        0
NTL INC DEL                    COM              62941W101    57818  2322027 SH       SOLE                  2322027        0        0
ORACLE CORP                    COM              68389X105    21011  1450000 SH       SOLE                  1450000        0        0
QLOGIC CORP                    COM              747277101    51720  3000000 SH       SOLE                  3000000        0        0
RESEARCH IN MOTION LTD         COM              760975102    25466   365000 SH       SOLE                   365000        0        0
RESOURCES CONNECTION INC       COM              76122Q105    44411  1775000 SH       SOLE                  1775000        0        0
SATYAM COMPUTER SERVICES LTD   ADR              804098101     3314   100000 SH       SOLE                   100000        0        0
SEAGATE TECHNOLOGY             SHS              G7945J104    68826  3039999 SH       SOLE                  3039999        0        0
SIX FLAGS INC                  COM              83001P109    42150  7500000 SH       SOLE                  7500000        0        0
SPRINT NEXTEL CORP             COM FON          852061100    37981  1900000 SH       SOLE                  1900000        0        0
TD AMERITRADE HLDG CORP        COM              87236Y108    10359   699436 SH       SOLE                   699436        0        0
VOLTERRA SEMICONDUCTOR CORP    COM              928708106      467    30600 SH       SOLE                    30600        0        0
WEBMETHODS INC                 COM              94768C108    21611  2189578 SH       SOLE                  2189578        0        0
YAHOO INC                      COM              984332106    59400  1800000 SH       SOLE                  1800000        0        0